Debt - Public Debt (Details) € in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Dec. 03, 2025 USD ($)	Aug. 23, 2024 USD ($)	Jul. 01, 2024 USD ($)	Dec. 28, 2023 USD ($)	Sep. 28, 2023 USD ($)	Mar. 29, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Nov. 12, 2025 USD ($)	Aug. 22, 2024 USD ($)	Aug. 22, 2024 EUR (€)	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Payment for early redemption of debt								$ 15	$ 5	$ 1
Currency Swap
Debt Instrument [Line Items]
Derivative liability | €											€ 458			€ 458
Derivative, fixed interest rate (as a percent)								3.72%			3.72%
Notes | 5.900% Notes, due 2027
Debt Instrument [Line Items]
Amounts outstanding	$ 625							$ 0	625
Long-term debt, interest rate (as a percent)	5.90%							5.90%			5.90%
Redemption price, amount	$ 652
Early termination premium	15
Interest expense	$ 12
Notes | 4.550% Notes, due 2032
Debt Instrument [Line Items]
Amounts outstanding								$ 500	0
Long-term debt, interest rate (as a percent)	4.55%							4.55%			4.55%
Maximum borrowing capacity												$ 500
Notes | 6.875% Notes, due 2025
Debt Instrument [Line Items]
Amounts outstanding		$ 577
Long-term debt, interest rate (as a percent)		6.875%
Repurchased face amount															$ 23
Notes | 4.850% Notes, due 2031
Debt Instrument [Line Items]
Amounts outstanding								$ 500	$ 500
Long-term debt, interest rate (as a percent)		4.85%						4.85%			4.85%
Redemption price, amount		$ 594
Early termination premium		5
Interest expense		$ 12
Maximum borrowing capacity													$ 500
Notes | 4.850% Notes, due 2031 | Currency Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate (as a percent)													3.72%	3.72%
Notes | 5.125% Notes, due 2024
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)			5.125%
Redemption price, amount			$ 208	$ 506	$ 205
Early termination premium						$ 1
Interest expense						4
Early redemption of debt			205	500	200		$ 26
Accrued interest			$ 3	6	$ 5
Cash on hand				106
Debt instrument, redemption price, amount redeemed with loan facility				$ 400
Payment for early redemption of debt						150
Repayments of debt						$ 155